Supplemental Financial Statement Disclosures	9 Months Ended
Sep. 30, 2023
Supplemental Financial Statement Disclosures [Abstract]
SUPPLEMENTAL FINANCIAL STATEMENT DISCLOSURES

NOTE 5—SUPPLEMENTAL FINANCIAL STATEMENT DISCLOSURES

Receivables

Receivables at September 30, 2023 and December 31, 2022, consisted of the following (in thousands):

	September 30,	December 31,
	2023	2022

Trade accounts receivable	$15,050	$13,691
Vendor rebates receivable	5,459	8,514
Other receivables	637	5,951

Total receivables	21,146	28,156
Less allowance for doubtful accounts	(1,282)	(1,506)

Total receivables, net	$19,864	$26,650

Merchandise Inventory

Inventory as of September 30, 2023 and December 31, 2022, consisted of the following (in thousands):

	September 30,	December 31,
	2023	2022

Appliances	$28,240	$39,702
Furniture and other	2,442	3,853

Total merchandise inventory	30,682	43,555
Less reserve for obsolescence	(589)	(1,789)

Total merchandise inventory, net	$30,093	$41,766

Property and Equipment

Property and equipment at September 30, 2023 and December 31, 2022, consisted of the following (in thousands):

	September 30,	December 31,
	2023	2022

Warehouse equipment	$806	$806
Furniture and fixtures	337	324
Transportation equipment	1,566	1,466
Leasehold improvements	2,157	3,131
Showroom inventory	1,037	1,037

Total property and equipment	5,903	6,764
Less: accumulated depreciation	(2,628)	(1,689)

Property and equipment, net	$3,275	$5,075

Depreciation expense for the three and nine months ended September 30, 2023 and 2022, was $0.3 million and $0.9 million, respectively.

Intangible Assets

The following table provides a breakdown of identifiable intangible assets as of September 30, 2023 and December 31, 2022 (in thousands):

	September 30,	December 31,
	2023	2022
Customer relationships	$3,461	$3,461
Marketing related - tradename	6,835	6,835
Total intangible assets	10,296	10,296
Accumulated amortization	(2,260)	(-)

Intangible assets, net	$8,036	$10,296

Amortization expense for the three and nine months ended September 30, 2023, was $0.8 million and $2.3 million, respectively. In comparison, amortization expense for the three and nine months ended September 30, 2022, was $2.6 million and $7.7 million, respectively.

These assets are being amortized on a straight-line basis over their weighted average estimated useful life of 2.6 years.

At September 30, 2023, estimated annual amortization expense for each of the next five years is as follows (in thousands):

Year ending December 31,	Amount
2023 (Remainder of year)	$754
2024	3,013
2025	3,013
2026	1,256
2027	-

Total	$8,036

Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses at September 30, 2023 and December 31, 2022, consisted of the following (in thousands):

	September 30,	December 31,
	2023	2022

Trade accounts payable	$38,002	$34,345
Accrued sales tax	32,039	36,196
Accrued payroll liabilities	1,110	680
Accrued interest	39	37
Accrued liability for sales returns	1,916	3,916
Credit cards payable	115	32
Accrued insurance	-	1,180
Other accrued liabilities	3,303	5,151

Total accounts payable and accrued expenses	$76,524	$81,537